UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13 F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
12/31/04

Check here if Amendment

;  Amendment Number:


This Amendment (Check only one.):

is a restatement.


adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:
Latash Investments, LLC
Address:
Suite 412, 301 W. Northern Lights Blvd.

Anchorage, AK 99503



Form 13F File Number:  28-
1

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Gary Dalton
Title:
President
Phone:
907-743-2801

Signature, Place, and Date of Signing:


/s/ Gary Dalton
Anchorage, Alaska
February 18, 2005
[Signature]
[City, State]
[Date]


Report Type (Check only one):

x
13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None
[If there are no entries in this list, omit this section.]

Form 13F File Number

Name
28-


[Repeat as necessary]


FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:
none
Form 13F Information Table Entry Total:
15
Form 13F Information Table Value Total:
239,088.755

(thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

No.
Form 13F File Number
Name

28-


[Repeat as necessary]

FORM 13F INFORMATION TABLE






VOTING AUTHORITY
NAME OF ISSUER
TITLE OF
CLASS
CUSIP
VALUE
(X$1,000)
SHRS OR PRN
AMT
SH/
PRN
PUT/
CALL
INV
DIS
OTHER MANAGERS
SOLE
SHARED
NONE
Altria
common
022095103
617.110
10,100


x

x


BP
common
055622104
210.707
3,608


x

x


Cisco
common
17275R102
193.20
10,000


x

x


Credit Suisse HYB
common
22544F103
154.142
30,224


x

x


Debt Strategies Fund
common
24276Q109
75.362
10,766


x

x


Exxonmobil
common
30231G102
328.064
6,400


x

x


Intel
common
458140100
654.92
28,000


x

x


Illinois Tool Works
common
4523108109
1921.812
20,736


x

x


Microsoft
common
594918104
801.6
30,000


x

x


Neuberger Berman Intmd.
common
64124P101
131
10,000


x

x


Pimco Mun. Income III
common
72201A103
141.5
10,000


x

x


Pioneer High Income Trust
common
72369H106
204.96
12,000


x

x


Royal Bk Scotland pfd E
adrpfde
780097705
271
10,000


x

x


Star Gas Partners
common
85512C105
87.91
11,800


x

x


Wells Fargo
common
949746101
233,207.558
3,752,334


x

x